As filed with the Securities and Exchange Commission on February 11, 2016

File Nos. 333-155395

811-22250

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 315	☒
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 317	☒

PIMCO ETF TRUST

(Exact name of Registrant as Specified in Charter)

650 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code

(866) 746-2606

Robert W. Helm, Esq.	Brent R. Harris
Douglas P. Dick, Esq.	Pacific Investment Management Company LLC
Dechert LLP	650 Newport Center Drive
1900 K Street, N.W.	Newport Beach, California 92660
Washington, D.C. 20006
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)	☒ on (March 11, 2016) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 315 to the Registration Statement of PIMCO ETF Trust (the “Trust” or the “Registrant”) incorporates by reference the prospectus and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 92, which was filed with the Securities and Exchange Commission on June 17, 2014. This Post-Effective Amendment No. 315 is filed solely for the purpose of designating March 11, 2016 as the new effective date of Post-Effective Amendment No. 92, the effectiveness of which was previously delayed pursuant to Post-Effective Amendment No. 118 to the Trust’s Registration Statement, as filed August 29, 2014, Post-Effective Amendment No. 130 to the Trust’s Registration Statement, as filed September 25, 2014, Post-Effective Amendment No. 141 to the Trust’s Registration Statement, as filed October 23, 2014, Post-Effective Amendment No. 153 to the Trust’s Registration Statement, as filed November 20, 2014, Post-Effective Amendment No. 163 to the Trust’s Registration Statement, as filed December 18, 2014, Post-Effective Amendment No. 173 to the Trust’s Registration Statement, as filed January 15, 2015, Post-Effective Amendment No. 183 to the Trust’s Registration Statement, as filed February 12, 2015, Post-Effective Amendment No. 193 to the Trust’s Registration Statement, as filed March 12, 2015, Post-Effective Amendment No. 203 to the Trust’s Registration Statement, as filed April 9, 2015, Post-Effective Amendment No. 213 to the Trust’s Registration Statement, as filed May 7, 2015, Post-Effective Amendment No. 223 to the Trust’s Registration Statement, as filed June 4, 2015, Post-Effective Amendment No. 233 to the Trust’s Registration Statement, as filed July 2, 2015, Post-Effective Amendment No. 243 to the Trust’s Registration Statement, as filed July 30, 2015, Post-Effective Amendment No. 253 to the Trust’s Registration Statement, as filed August 27, 2015, Post-Effective Amendment No. 263 to the Trust’s Registration Statement, as filed September 24, 2015, Post-Effective Amendment No. 273 to the Trust’s Registration Statement, as filed October 22, 2015, Post-Effective Amendment No. 285 to the Trust’s Registration Statement, as filed November 19, 2015, Post-Effective Amendment No. 295 to the Trust’s Registration Statement, as filed December 17, 2015, and Post-Effective Amendment No. 305 to the Trust’s Registration Statement, as filed January 14, 2016. This Post-Effective Amendment does not affect the currently effective prospectuses and Statement of Additional Information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 315 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 11th day of February, 2016.

PIMCO ETF TRUST
(Registrant)

By:
Peter G. Strelow***, President

***By:	/s/ DOUGLAS P. DICK
Douglas P. Dick
as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

	Trustee	February 11, 2016
Brent R. Harris*

	Trustee	February 11, 2016
Douglas M. Hodge*

	Trustee	February 11, 2016
George E. Borst****

	Trustee	February 11, 2016
E. Philip Cannon*

	Trustee	February 11, 2016
Jennifer H. Dunbar****

	Trustee	February 11, 2016
Gary F. Kennedy****

	Trustee	February 11, 2016
Peter B. McCarthy****

	Trustee	February 11, 2016
Ronald C. Parker*
	President (Principal Executive Officer)	February 11, 2016
Peter G. Strelow***
	Treasurer (Principal Financial and Accounting Officer)	February 11, 2016
Trent W. Walker**

*, **, ***, ****By:	/s/ DOUGLAS P. DICK
Douglas P. Dick as attorney-in-fact

*	Pursuant to power of attorney filed with Post-Effective Amendment No. 20 to the Registration Statement on August 24, 2010, and incorporated by reference herein.
**	Pursuant to power of attorney filed with Post-Effective Amendment No. 65 to the Registration Statement on January 24, 2014, and incorporated by reference herein.
***	Pursuant to power of attorney filed with Post-Effective Amendment No. 195 to the Registration Statement on March 26, 2015, and incorporated by reference herein.
****	Pursuant to powers of attorney filed with Post-Effective Amendment No. 205 to the Registration Statement on April 23, 2015, and incorporated by reference herein.